Share Capital and Reserves (Details 2)	Mar. 31, 2020 shares $ / shares	Mar. 31, 2019 shares $ / shares
DisclosureOfNumberAndWeightedAverageRemainingContractualLifeOfOutstandingSharePurchaseWarrantsLineItems [Line Items]
Share purchase warrants outstanding	16,000,000	5,000,000
Exercise Price 1
DisclosureOfNumberAndWeightedAverageRemainingContractualLifeOfOutstandingSharePurchaseWarrantsLineItems [Line Items]
Exercise price | $ / shares		$ 0.08
Share purchase warrants outstanding	0	5,000,000
Exercise Price 2
DisclosureOfNumberAndWeightedAverageRemainingContractualLifeOfOutstandingSharePurchaseWarrantsLineItems [Line Items]
Exercise price | $ / shares	$ 0.05
Share purchase warrants outstanding	16,000,000	0